Right of Use Asset - Schedule of Statement of Comprehensive Income (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2024 AED (د.إ)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Jun. 30, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2022 AED (د.إ)
Schedule of Statement of Comprehensive Income [Abstract]
Depreciation of the right of use assets	$ 130,968	د.إ 480,915	د.إ 475,543			$ 267,276	د.إ 981,439		د.إ 845,064	د.إ 817,062
Interest expenses on leased assets	3,984	14,631		$ 3,984	د.إ 14,631	12,658	46,480	د.إ 25,493	62,969
Total amount recognized in the statement of comprehensive income	$ 134,952	د.إ 495,546				$ 279,934	د.إ 1,027,919		د.إ 908,033